Investment Objectives and Goals	Feb. 24, 2026
YieldMax MSTR Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MSTR Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Strategy Inc (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) Short N100 Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Short N100 Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the performance of the Nasdaq 100 Index (the “Index”), subject to a limit on potential investment gains.
YieldMax(R) Ultra Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Ultra Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains.
YieldMax(R) Ultra Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Ultra Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of select U.S. listed securities, subject to a limit on potential investment gains.
YieldMax(R) Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Bitcoin Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of select exchange-traded products, subject to a limit on potential investment gains.